Fair Value Of Financial Instruments - Summary of Disclosure of Significant Unobservable Inputs Used in the Fair Value Measurements (Detail)	Jun. 30, 2022 d
Equity Volatility | Earnouts liabilities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	55
Cost of Equity [Member] | Earnouts liabilities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	18
Probability of Vesting [Member] | Bottom of range [member] | Earnouts liabilities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	35.7
Probability of Vesting [Member] | Top of range [member] | Earnouts liabilities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	52
Risk-free rate | Earnouts liabilities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	3.38
Risk-free rate | Derivative Warrant Liabilities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	2.99
Volatility [Member] | Bottom of range [member] | Derivative Warrant Liabilities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	21.6
Volatility [Member] | Top of range [member] | Derivative Warrant Liabilities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	37.8
Discount rate | Contingent consideration [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	9.3
Discount for lack of marketability | Bottom of range [member] | Contingent consideration [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	60
Discount for lack of marketability | Top of range [member] | Contingent consideration [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	70